John Hancock Funds II

Andrew Wilkins

Assistant Secretary

601 Congress Street

Boston, MA 02210

(617) 663-4326

August 29, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, NE

Washington, DC 20549

Re:	Definitive Proxy Materials on Schedule 14A for John Hancock Funds II,

File No. 811-21779, on behalf of its series, Diversified Strategies Fund (the “Fund”).

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are a Notice of Special Meeting of Shareholders, Definitive Proxy Statement and Form of Proxy Card (collectively, the “Proxy Materials”). The Proxy Materials relate to the Special Meeting of Shareholders of the Fund scheduled to be held on or about September 20, 2013 for the purpose of considering a change in the Fund’s advisory and subadvisory fees. It is anticipated that the Proxy Materials will be mailed to shareholders on or about August 29, 2013.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4326.

Sincerely,

/s/ Andrew Wilkins

Andrew Wilkins, Esq.

Assistant Secretary